Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,882,938)	$ (7,791,582)
Depreciation expense	2,780	4,220
Amortization of Debt Discounts Issuance and Warrants	1,425,679	2,646,459
Make-whole expense		116,688
Shares issued for services	25,000
Shares issued for interest expense	8,523
Stock-based compensation	268,300
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts Payable	(1,053,331)	1,347,602
Accrued Expenses	358,510	147,500
Accrued Interest on Convertible Notes	613,605	802,479
Accrued Payroll and payroll taxes	(48,423)	(280,333)
Net cash used in operating activities	(7,282,295)	(3,006,967)
CASH FLOWS FROM INVESTING ACTIVITIES
Shareholder Loan Repayment		1,145
Net cash provided by investing activities		1,145
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred Offering Costs		(284,176)
Short Term Borrowings	250,000
Short Term Loan Repayments	(250,000)
Initial Public Offering (Net of Fees)	5,225,840
Sale of Preferred Stock & Warrants	6,050,000
Net Proceeds from Conversion of Debt A, B, C, D, E & F	1,501,000	3,157,500
Net cash provided by financing activities	12,776,840	2,873,324
Net change in cash	5,494,545	(132,498)
Cash – beginning of period	38,982	171,480
Cash – end of period	5,533,527	38,982
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Discount on Notes Payable – redemption premium	750,500	1,541,250
Dividends Payable	31,250	125,000
Deemed Dividend on Series A Convertible Preferred Stock	1,971,975
Conversion of Make Whole Liability to common stock	130,000	700,000
Conversion of Preferred Stock to common stock	1,302
Amortization of deferred offering costs	751,050
Conversion of Convertible Notes into Common Stock	24,757,252
Conversion of Warrants into Common Stock	411
Issuance of Common Stock to Investor Advisor – Settlement	320
Clawback of Common Stock for over issuance	(670)
Unwind of 4% anti-dilution to Noble”		757,597
Deferred offering costs recorded as accounts payable		$ 142,664